Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based payments with service condition
Share-based payments
Schedule of fair value of options

	June 30, 2024	June 30, 2023
Fair value at grant date	$4.3	$7.9
Share price at grant date	$5.8	$10.5
Exercise price	$5.8	$10.5
Expected volatility	82%	90%
Expected life	5.88	5.86
Expected dividends	0.00	0.00
Risk-free interest rate	4.14%	3.95%